Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 38,463	$ 66,645
Marketable securities - short term	39,161	22,066
Accounts receivables net of allowance for credit losses of $34 and $137 as of December 31, 2022 and December 31,2021, respectively.	977	1,051
Prepaid expenses	2,414	3,129
Other current assets	1,446	1,966
TOTAL CURRENT ASSETS	82,461	94,857
NON-CURRENT ASSETS:
Restricted cash	66	127
Property and equipment, net	43,545	37,435
Operating lease right-of-use asset	1,157	1,725
Marketable securities - long term	25,198	67,845
Intangible assets	91,219	101,826
Goodwill	7,420	58,298
Other non-current assets	2,867	1,057
TOTAL NON-CURRENT ASSETS	171,472	268,313
TOTAL ASSETS	253,933	363,170
CURRENT LIABILITIES:
Accounts payable	3,619	3,134
Accrued expenses	12,240	3,611
Loan from a Government Agency		145
Deferred revenue	182	247
Contingent short term earnout liability	4,250	42,471
Current maturities of operating lease liabilities	740	881
Other current liabilities	4,043	2,262
TOTAL CURRENT LIABILITIES	25,074	52,751
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	398	950
Long term loan	3,481	3,796
Non-current deferred revenue	398	415
Contingent long-term earnout liability	4,089	5,814
Deferred tax liability	3,330	7,063
Other long-term liabilities	483	233
TOTAL NON-CURRENT LIABILITIES	12,179	18,271
TOTAL LIABILITIES	37,253	71,022
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at December 31, 2022 and December 31 2021, 55,094,237 and 51,791,441 issued and outstanding at December 31, 2022 and December 31, 2021, respectively	158	149
Additional paid-in capital	477,953	438,820
Accumulated other comprehensive loss	(1,974)	(607)
Accumulated deficit	(259,457)	(146,214)
TOTAL SHAREHOLDERS’ EQUITY	216,680	292,148
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 253,933	$ 363,170